Goodwill and other intangible assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2017			December 31, 2016
(In US$ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Unfavorable contracts - intangible liabilities
Balance at the beginning of the period	444	(378)	66	444	(313)	131
Amortization of unfavorable contracts	—	(43)	(43)	—	(65)	(65)
Balance at the end of the period	444	(421)	23	444	(378)	66

Finite-Lived Intangible Liabilities, Future Amortization Expense
The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the next five years:

	Year ended December 31,
(In US$ millions)	2018	2019	2020	2021	2022	Total
Amortization of unfavorable contracts	23	—	—	—	—	23